Mortgage and Other Loans (Details) - Schedule of Mortgage and Other Loans (Parentheticals) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Nov. 01, 2022	Oct. 01, 2022	Sep. 01, 2022	Aug. 01, 2022	Jul. 01, 2022	May 01, 2022
Mortgage with Bank [Member]
Schedule of Mortgage and Other Loans [Line Items]
Note bears interest rate			8.49%
Notes matured (in Dollars)				$ 98,000	$ 177,974	$ 217,500	$ 228,750	$ 110,250	$ 226,737
Notes Payable to Banks [Member]
Schedule of Mortgage and Other Loans [Line Items]
Note bears interest rate	5.00%	5.00%	5.00%
Note bears interest rate prime with floor	8.25%	8.25%	8.25%
Maturity date	Feb. 10, 2024	Feb. 10, 2024	Feb. 10, 2024
Notes Payable to Banks One [Member]
Schedule of Mortgage and Other Loans [Line Items]
Note bears interest rate	4.75%	4.75%	4.75%
Note bears interest rate prime with floor	8.25%	8.25%	8.25%
Maturity date	Apr. 15, 2024	Apr. 15, 2024	Apr. 15, 2024
Promissory Note [Member]
Schedule of Mortgage and Other Loans [Line Items]
Interest rate	1.00%	1.00%	1.00%
Amex Loan [Member]
Schedule of Mortgage and Other Loans [Line Items]
Interest rate	1.00%	1.00%	1.00%